Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive Loss [Abstract]
Net loss	$ (55,055)	$ (29,397)	$ (20,909)
Foreign currency translation adjustments	(83)	307	836
Unrealized (loss) gain on investments	(57)	34
Comprehensive loss	$ (55,195)	$ (29,056)	$ (20,073)